Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.97975%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,468,818.01

Principal:
Principal Collections	$20,384,742.92
Prepayments in Full	$9,755,808.99
Liquidation Proceeds	$196,850.90
Recoveries	$27,494.87
Sub Total	$30,364,897.68
Collections	$32,833,715.69

Purchase Amounts:
Purchase Amounts Related to Principal	$57,720.58
Purchase Amounts Related to Interest	$376.86
Sub Total	$58,097.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,891,813.13

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,891,813.13
Servicing Fee	$776,906.57	$776,906.57	$0.00	$0.00	$32,114,906.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,114,906.56
Interest - Class A-2a Notes	$422,335.32	$422,335.32	$0.00	$0.00	$31,692,571.24
Interest - Class A-2b Notes	$203,805.87	$203,805.87	$0.00	$0.00	$31,488,765.37
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$30,845,670.54
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$30,649,633.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,649,633.21
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$30,586,473.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,586,473.21
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$30,541,194.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,541,194.21
Regular Principal Payment	$42,937,971.99	$30,541,194.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$32,891,813.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,541,194.21
Total					$30,541,194.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,418,134.00	$88.26	$422,335.32	$1.92	$19,840,469.32	$90.18
Class A-2b Notes	$11,123,060.21	$88.26	$203,805.87	$1.62	$11,326,866.08	$89.88
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$30,541,194.21	$29.01	$1,573,712.35	$1.49	$32,114,906.56	$30.50

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$215,660,588.45	0.9802754	$196,242,454.45	0.8920112
Class A-2b Notes	$123,534,306.17	0.9802754	$112,411,245.96	0.8920112
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$842,914,894.62	0.8006867	$812,373,700.41	0.7716755

Pool Information
Weighted Average APR	3.187%	3.168%
Weighted Average Remaining Term	51.56	50.75
Number of Receivables Outstanding	35,347	34,720
Pool Balance	$932,287,880.34	$901,725,261.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$859,855,187.48	$831,926,301.34
Pool Factor	0.8163165	0.7895557

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$69,798,960.08
Targeted Overcollateralization Amount	$101,748,338.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,351,561.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$167,495.53
(Recoveries)		7	$27,494.87
Net Loss for Current Collection Period			$140,000.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1802%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3540%
Second Prior Collection Period			0.3362%
Prior Collection Period			0.4290%
Current Collection Period			0.1832%
Four Month Average (Current and Prior Three Collection Periods)			0.3256%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		402	$1,280,437.48
(Cumulative Recoveries)			$49,513.78
Cumulative Net Loss for All Collection Periods			$1,230,923.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1078%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,185.17
Average Net Loss for Receivables that have experienced a Realized Loss			$3,062.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	324	$9,067,190.75
61-90 Days Delinquent	0.07%	23	$650,458.63
91-120 Days Delinquent	0.03%	8	$257,771.86
Over 120 Days Delinquent	0.01%	5	$116,012.04
Total Delinquent Receivables	1.12%	360	$10,091,433.28

Repossession Inventory:
Repossessed in the Current Collection Period		14	$355,159.67
Total Repossessed Inventory		26	$706,638.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1002%
Prior Collection Period			0.0934%
Current Collection Period			0.1037%
Three Month Average			0.0991%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1136%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer